UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:   03/31/07
                                                       ---------

Check here if Amendment [ ];
     This Amendment (Check only one):     [ ] is a restatement.
                                          [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Independence Trust Company
Address:          P.O. Box 682188
                  Franklin, TN 37068-2188

Form 13F File Number:     28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marcia E. Williams
Title:        President and CEO
Phone:        (615) 591-0044

Signature, Place, and Date of Signing:

     /s/ Marcia E. Williams            Franklin, TN        04/  /07
----------------------------------  ------------------  --------------
          [Signature]                  [City, State]        [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-________________     _____________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report  Summary:
Number  of  Other  Included  Managers:                    0
                                               ------------
Form  13F  Information  Table  Entry  Total              80
                                               ------------
Form  13F  Information  Table  Value  Total:        $45.138
                                               ------------
                                               (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number      Name
___     28-__________________     _____________________________________________
        [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AFLAC INC                                       001055102      205    4375 SH       SOLE               4375      0    0
AGCO CORP                                       001084102      529   14315 SH       SOLE              14315      0    0
AT&T INC                                        00206R102      686   17403 SH       SOLE              17403      0    0
AFFILIATED MANAGERS GROUP                       008252108      416    3840 SH       SOLE               3840      0    0
ALLIANCE RESOURCE                               01877R108      299    7890 SH       SOLE               7890      0    0
ALLIANCEBERNSTEIN HOLDING LP                    01881G106      234    2650 SH       SOLE               2650      0    0
AMERICA SERVICE GROUP                           02364L109      254   15290 SH       SOLE              15290      0    0
AMERICAN INTERNATIONAL GROUP                    026874107      375    5581 SH       SOLE               5581      0    0
AMGEN INC                                       031162100      308    5525 SH       SOLE               5525      0    0
ANDREW CORP                                     034425108      269   25426 SH       SOLE              25426      0    0
ANHEUSER BUSCH COMPANIES INC                    035229103      353    7000 SH       SOLE               7000      0    0
BP PLC ADR                                      055622104      554    8568 SH       SOLE               8568      0    0
BANK OF AMERICA CORP                            060505104      892   17491 SH       SOLE              17491      0    0
BEST BUY CO INC                                 086516101      242    4985 SH       SOLE               4985      0    0
BOEING CO                                       097023105      290    3265 SH       SOLE               3265      0    0
CARUSTAR INDUSTRIES INC.                        140909102      149   23745 SH       SOLE              23745      0    0
CASCADE                                         147195101      462    7730 SH       SOLE               7730      0    0
CISCO SYSTEMS INC                               17275R102      288   11290 SH       SOLE              11290      0    0
CITIGROUP INC                                   172967101      509    9923 SH       SOLE               9923      0    0
COCA COLA CO                                    191216100      503   10495 SH       SOLE              10495      0    0
COLUMBIA SPORTSWEAR                             198516106      394    6325 SH       SOLE               6325      0    0
CONSTELLATION ENERGY GRP                        210371100      343    3955 SH       SOLE               3955      0    0
CRESCENT 6.75% PFD CALL@25                      225756204      354   15900 SH       SOLE              15900      0    0
DARLING INTERNATIONAL INC                       237266101      356   54840 SH       SOLE              54840      0    0
EI DUPONT DE NEMOURS & CO                       263534109      289    5855 SH       SOLE               5855      0    0
ENBRIDGE ENERGY PART LP                         29250R106      254    4550 SH       SOLE               4550      0    0
ENERGY TRANSFER PARTNERS LP                     29273R109      300    5150 SH       SOLE               5150      0    0
ENTERPRISE PRODUCT PARTNERS                     293792107      570   17950 SH       SOLE              17950      0    0
EXXON MOBIL CORP                                30231G102     1241   16460 SH       SOLE              16460      0    0
FPL GROUP, INC.                                 302571104      258    4232 SH       SOLE               4232      0    0
FELCOR LODGING TRUS                             31430F200      340   13200 SH       SOLE              13200      0    0
FLOWSERVE CORP                                  34354P105      443    7750 SH       SOLE               7750      0    0
GENERAL ELECTRIC CO                             369604103     1057   29921 SH       SOLE              29921      0    0
HOME DEPOT INC                                  437076102      352    9597 SH       SOLE               9597      0    0
HONEYWELL INTL INC                              438516106      336    7300 SH       SOLE               7300      0    0
INTEL CORPORATION                               458140100      519   27167 SH       SOLE              27167      0    0
MSCI EAFE INDEX FUND-I SHARES                   464287465      234    3075 SH       SOLE               3075      0    0
JP MORGAN CHASE & CO                            46625H100      399    8264 SH       SOLE               8264      0    0
JAMES RIVER COAL COMPANY                        470355207      110   14835 SH       SOLE              14835      0    0
JOHNSON & JOHNSON                               478160104      557    9253 SH       SOLE               9253      0    0
KINDER MORGAN MANAGEMENT LLC                    49455U100      328    6417 SH       SOLE               6417      0    0
KROGER COMPANY                                  501044101      232    8235 SH       SOLE               8235      0    0
LUBRIZOL CORP                                   549271104      404    7850 SH       SOLE               7850      0    0
MAGELLAN MIDSTREAM PARTNERS                     559080106      278    5955 SH       SOLE               5955      0    0
MANULIFE FINANCIAL CORP                         56501R106      229    6648 SH       SOLE               6648      0    0
MICROSOFT CORPORATION                           594918104      518   18614 SH       SOLE              18614      0    0
MISSION WEST PROPERTIES                         605203108      157   10900 SH       SOLE              10900      0    0
MONSANTO CO                                     61166W101      263    4800 SH       SOLE               4800      0    0
NEWFIELD EXPLORATION                            651290108      367    8810 SH       SOLE               8810      0    0
NEWPORT CORP                                    651824104      392   23970 SH       SOLE              23970      0    0
OGE ENERGY CORP                                 670837103      319    8235 SH       SOLE               8235      0    0
PAYCHEX INC.                                    704326107      353    9340 SH       SOLE               9340      0    0
PEPSICO INC                                     713448108      231    3650 SH       SOLE               3650      0    0
PFIZER INC                                      717081103      552   21880 SH       SOLE              21880      0    0
PLAINS ALL AMER PIPELINE LP                     726503105      285    4961 SH       SOLE               4961      0    0
PLUM CREEK TIMBER CO REIT                       729251108      238    6040 SH       SOLE               6040      0    0
POLARIS INDUSTRIES                              731068102      300    6260 SH       SOLE               6260      0    0
PROCTER & GAMBLE CO                             742718109      211    3350 SH       SOLE               3350      0    0
PUBLIC STORAGE INC COM SER A                    74460D729      394   14900 SH       SOLE              14900      0    0
QUANEX CORP                                     747620102      389    9195 SH       SOLE               9195      0    0
REGIONS FINANCIAL CORP                          7591EP100     1096   31002 SH       SOLE              31002      0    0
REYNOLDS AMERICAN INC                           761713106      201    3230 SH       SOLE               3230      0    0
S&P 500 DEPOSITORY RECEIPTS                     78462F103      745    5252 SH       SOLE               5252      0    0
SCHLUMBERGER LIMITED                            806857108      276    4000 SH       SOLE               4000      0    0
SHERWIN WILLIAMS CO                             824348106      467    7080 SH       SOLE               7080      0    0
SILICONWARE PRECISION ADR                       827084864      122   12490 SH       SOLE              12490      0    0
SMITHFIELD FOODS INC                            832248108      400   13380 SH       SOLE              13380      0    0
STRYKER CORPORATION                             863667101      278    4200 SH       SOLE               4200      0    0
TARGET CORP                                     87612E106      330    5575 SH       SOLE               5575      0    0
TORTOISE ENERGY                                 89147L100     5827  150588 SH       SOLE             150588      0    0
TORTOISE ENERGY CAPITAL CORP                    89147U100     8729  293731 SH       SOLE             293731      0    0
TRINITY INDUSTRIES                              896522109      482   11518 SH       SOLE              11518      0    0
US BANCORP                                      902973304      377   10794 SH       SOLE              10794      0    0
URS CORP                                        903236107      437   10265 SH       SOLE              10265      0    0
UNITED PARCEL SVC INC                           911312106      208    2975 SH       SOLE               2975      0    0
VALERO LP                                       91913W104      251    3780 SH       SOLE               3780      0    0
WACHOVIA CORP                                   929903102      586   10656 SH       SOLE              10656      0    0
WAL MART STORES INC                             931142103      603   12850 SH       SOLE              12850      0    0
WALGREEN CO                                     931422109      422    9215 SH       SOLE               9215      0    0
WASHINGTON FEDERAL INC                          938824109      338   14448 SH       SOLE              14448      0    0

GRAND TOTALS                                                 45138 1279405                          1279405      0    0